INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Text Block]

9. INVENTORIES

As of December 31, 2016 and 2015, inventories consist of:

	December 31,	December 31,
	2016	2015
Raw materials	$193,713	$617,833
Work in Process	11,947	101,441
Finished goods	874,899	1,108,968
Cost of projects	651,266	1,693,737
	$1,731,825	$3,521,979
Allowance for slow-moving or obsolete inventories	(254,042)	(1,380,886)
Inventories, net	$1,477,783	$2,141,093

For the years ended December 31, 2016, 2015 and 2014, impairments for obsolete inventories were approximately $325,000, $275,000, and $3,808,000, respectively. Impairment charges on inventories are included with general and administrative expenses.